Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions

6. Related Party and Party-in-Interest Transactions

Certain plan investments qualify as related party and party-in-interest transactions. These include shares of the Company’s common stock, interest-bearing deposits and mutual funds.

The investments held in Urban Outfitters, Inc. common stock were $20,757,774 and $16,228,420 as of December 31, 2025 and 2024, respectively, which comprised approximately 4% of net assets available for benefits as of December 31, 2025 and 2024, respectively.

The Plan holds interest-bearing deposits (Fidelity Cash Reserves Fund) managed by Fidelity. At December 31, 2025 and 2024, the Plan held $2,006 and $1,847, respectively, of the Fidelity Cash Reserves Fund.

Notes receivable from participants represent a portion of the Plan’s receivables. These transactions also qualify as party-in-interest transactions. Notes receivable from participants to the Plan were $4,535,545 and $4,031,289 as of December 31, 2025 and 2024, respectively.